Adoption of New and Revised Standards (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of first-time adoption [text block] [Abstract]
Schedule of right-of-use assets [table text block]
	Offices	Vehicles	Total
Cost
Balance as of January 1, 2019	1,317	297	1,614
Deductions during the year	-	146	146

Balance as of December 31, 2019	1,317	151	1,468

Accumulated Depreciation

Balance as of January 1, 2019	-	-	-
Additions during the year	329	104	433
	329	104	433

Balance as of December 31, 2019	988	47	1,035

Balance as of December 31, 2019 (convenience translation into U.S. dollars (Note 2d))	286	13	299

Schedule of impact on the comprehensive loss for the year [table text block]
		Convenience
		translation (Note 2d)
	December 31,	December 31,
	2019	2019
	NIS	U.S. dollars

Interest expenses on lease liabilities	128	37
Expense relating to short-term leases	196	57
Depreciation of right-of-use asset	433	125

	757	219

Schedule of lease liabilities [table text block]
		Convenience
		translation (Note 2d)
	December 31,	December 31,
	2019	2019
	N I S	U.S. dollars

Non-current	677	196
Current	396	115

Total lease liabilities	1,073	311

Schedule of maturity analysis of lease liabilities [table text block]
		Convenience
		translation (Note 2d)
	December 31,	December 31,
	2019	2019
	N I S	U.S. dollars

Year 1	435	126
Year 2	413	119
Year 3	320	93
Year 4	6	2

Total undiscounted cash payments	1,174	340